Equipment	12 Months Ended
Dec. 31, 2011
Equipment [Abstract]
Equipment

C. Equipment

	December 31,
Equipment consists of (in thousands):	2009	2010
Laboratory equipment	$6,262	$5,915
Office equipment and leasehold improvements	3,639	3,731

	9,901	9,646
Accumulated depreciation	(9,052)	(8,691)

	$849	$955